Annual Operating Expenses {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2021
Fidelity Advisor Global Real Estate Fund-Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	3.26%
Total annual operating expenses	4.19%
Fee waiver and/or expense reimbursement	2.89%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%
Fidelity Advisor Global Real Estate Fund-Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	3.23%
Total annual operating expenses	4.41%
Fee waiver and/or expense reimbursement	2.86%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.55%
Fidelity Advisor Global Real Estate Fund-Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	3.34%
Total annual operating expenses	5.02%
Fee waiver and/or expense reimbursement	2.97%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	2.05%
Fidelity Advisor Global Real Estate Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	3.13%
Total annual operating expenses	3.81%
Fee waiver and/or expense reimbursement	2.76%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	3.04%
Total annual operating expenses	3.72%
Fee waiver and/or expense reimbursement	2.82%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%

[1]

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through November 30, 2022 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.